Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Detail) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	$ (983.0)		$ (1,094.4)
Deferred income taxes - Asbestos	349.3		382.9
Income Tax Payable Asbestos	25.3		21.1
Net Unfunded AFFA liability, net of tax, Beginning Balance	(690.4)
AICF operating costs paid - non claims-handling	(1.5)		(1.9)	$ (1.5)
Change in claims handling cost estimate	1.1		(0.5)	$ 2.1
Net Unfunded AFFA liability, net of tax, Ending Balance	(608.4)		(690.4)
Asbestos Liability
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	(1,089.6)		(1,215.1)
Asbestos claims paid	107.6	$ 147.5
AICF claims-handling costs incurred (paid)	1.2
Change in actuarial estimate	(73.9)
Change in claims handling cost estimate	(1.1)
Effect of foreign exchange	(89.5)
Insurance Receivables
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	51.2		57.9
Change in actuarial estimate	0.0
Insurance recoveries	(2.5)
Effect of foreign exchange	(4.2)
Restricted Cash and Investments
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	57.5		65.0
Asbestos claims paid	(107.6)
Payment received in accordance with AFFA	103.0
AICF claims-handling costs incurred (paid)	(1.2)
AICF operating costs paid - non claims-handling	(1.5)
Insurance recoveries	(4.8)
Other movements	1.6
Effect of foreign exchange	(6.6)
Other Assets and Liabilities
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	(2.1)		$ (2.2)
Other movements	0.0
Effect of foreign exchange	(0.1)
Net Unfunded AFFA Liability
Asbestos Net Liability [Roll Forward]
Payment received in accordance with AFFA	103.0	$ 138.4
AICF operating costs paid - non claims-handling	(1.5)
Change in actuarial estimate	(73.9)
Change in claims handling cost estimate	1.1
Insurance recoveries	2.3
Other movements	1.6
Effect of foreign exchange	78.8
Deferred Tax Assets
Asbestos Net Liability [Roll Forward]
Impact on deferred income tax due to change in actuarial estimate	(21.2)
Movement in income tax payable	(26.0)
Other movements	(0.2)
Effect of foreign exchange	(28.6)
Income Tax Payable
Asbestos Net Liability [Roll Forward]
Movement in income tax payable	(5.2)
Other movements	(0.3)
Effect of foreign exchange	(0.7)
Net Unfunded AFFA Liability, net of tax
Asbestos Net Liability [Roll Forward]
Asbestos claims paid	0.0
Payment received in accordance with AFFA	103.0
AICF claims-handling costs incurred (paid)	0.0
AICF operating costs paid - non claims-handling	(1.5)
Change in actuarial estimate	(73.9)
Change in claims handling cost estimate	1.1
Impact on deferred income tax due to change in actuarial estimate	21.2
Insurance recoveries	2.3
Movement in income tax payable	(20.8)
Other movements	1.1
Effect of foreign exchange	$ 49.5